UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     March 31,2007
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/21/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  81
                                                 --------------------

Form 13F Information Table Value Total:                $241,126
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Company                     COM              88579y101     3943    51595 SH       SOLE                    51595
Adobe Systems                  COM              00724f101     1876    45000 SH       SOLE                    45000
Advance Auto Parts             COM              00751y106     7022   182150 SH       SOLE                   182150
Affiliated Computer            COM              008190100      954    16200 SH       SOLE                    16200
Ambac Financial                COM              023139108      778     9000 SH       SOLE                     9000
American Intl. Group           COM              026874107     6004    89316 SH       SOLE                    89316
Amgen Inc                      COM              031162100     6563   117450 SH       SOLE                   117450
AnnTaylor Stores               COM              036115103      710    18300 SH       SOLE                    18300
Arkansas Best Corp             COM              040790107      910    25600 SH       SOLE                    25600
BJ Services Co                 COM              055482103     1172    42000 SH       SOLE                    42000
BP p.l.c                       COM              055622104     4128    63747 SH       SOLE                    63747
Bank of America Corp           COM              060505104      498     9760 SH       SOLE                     9760
Bed Bath & Beyond              COM              075896100     4268   106240 SH       SOLE                   106240
Best Buy Co.                   COM              086516101     6528   134000 SH       SOLE                   134000
Biomet, Inc.                   COM              090613100     6769   159300 SH       SOLE                   159300
C.H. Robinson Worldwide        COM              12541w209     5247   109200 SH       SOLE                   109200
CB Richard Ellis Group         COM              12497T101      342    10000 SH       SOLE                    10000
CIT Group Inc                  COM              125581108     7126   134650 SH       SOLE                   134650
Cephalon Inc.                  COM              156708108      712    10000 SH       SOLE                    10000
ChevronTexaco Corp             COM              166764100     1403    18975 SH       SOLE                    18975
Cintas Corporation             COM              172908105      361    10000 SH       SOLE                    10000
Cisco Systems Inc              COM              17275r102      358    14039 SH       SOLE                    14039
Citigroup                      COM              172967101     3546    69060 SH       SOLE                    69060
Constellation Brands           COM              21036P108      635    30000 SH       SOLE                    30000
Dover Corp.                    COM              260003108     4588    94000 SH       SOLE                    94000
ENSCO Intl                     COM              26874Q100     4257    78250 SH       SOLE                    78250
Everest RE Group               COM              g3223r108      332     3450 SH       SOLE                     3450
Express Scripts                COM              302182100     2204    27300 SH       SOLE                    27300
Gannett                        COM              364730101     1328    23600 SH       SOLE                    23600
Gap                            COM              364760108     1721   100000 SH       SOLE                   100000
General Electric               COM              369604103     1645    46530 SH       SOLE                    46530
Harley-Davidson                COM              412822108      587    10000 SH       SOLE                    10000
Harrah's Entertainment         COM              413619107      532     6300 SH       SOLE                     6300
Hilb, Rogal & Hobbs            COM              431294107     4259    86835 SH       SOLE                    86835
Home Depot                     COM              437076102     1051    28600 SH       SOLE                    28600
Int'l Business Mach.           COM              459200101     5009    53145 SH       SOLE                    53145
J.P. Morgan Chase              COM              46625h100     5165   106752 SH       SOLE                   106752
Johnson & Johnson              COM              478160104     4807    79778 SH       SOLE                    79778
L-3 Communications             COM              502424104     7225    82600 SH       SOLE                    82600
Lehman Brothers                COM              524908100      781    11150 SH       SOLE                    11150
Lowe's Companies               COM              548661107     9051   287420 SH       SOLE                   287420
MBIA, Inc.                     COM              55262c100     8838   134955 SH       SOLE                   134955
MGIC Investment Corp           COM              552848103      896    15200 SH       SOLE                    15200
MSC Industrial                 COM              553530106      495    10600 SH       SOLE                    10600
Medco Health                   COM              58405k104     6339    87400 SH       SOLE                    87400
Merrill Lynch Inc.             COM              590188108     2142    26225 SH       SOLE                    26225
Microsoft                      COM              594918104     4378   157090 SH       SOLE                   157090
Motorola Inc.                  COM              620076109     1209    68400 SH       SOLE                    68400
NutriSystem Inc                COM              67069D108     1048    20000 SH       SOLE                    20000
Omnicare Inc.                  COM              681904108      847    21300 SH       SOLE                    21300
PMI Group                      COM              69344m101     5343   118160 SH       SOLE                   118160
Pepsico Inc.                   COM              713448108     2876    45255 SH       SOLE                    45255
Radian Group                   COM              750236101      220     4000 SH       SOLE                     4000
Royal Dutch Shell              COM              780257804      228     3435 SH       SOLE                     3435
Ruby Tuesday, Inc.             COM              781182100     1370    47900 SH       SOLE                    47900
SLM Corp                       COM              78442p106     3603    88100 SH       SOLE                    88100
Southwest Airlines             COM              844741108     7579   515600 SH       SOLE                   515600
Staples Inc.                   COM              855030102     1718    66500 SH       SOLE                    66500
Symantec                       COM              871503108     1021    59000 SH       SOLE                    59000
TJX Companies Inc              COM              872540109      270    10000 SH       SOLE                    10000
Texas Instruments              COM              882508104     1228    40800 SH       SOLE                    40800
Thermo Fisher Scientific       COM              883556102     1402    30000 SH       SOLE                    30000
Tidewater Inc                  COM              886423102     8922   152300 SH       SOLE                   152300
Transatlantic Holdings         COM              893521104     6112    93850 SH       SOLE                    93850
Tyco Intl Ltd                  COM              902124106     2318    73475 SH       SOLE                    73475
United Health Group            COM              91324p102     6617   124925 SH       SOLE                   124925
United Parcel Service          COM              911312106     6199    88425 SH       SOLE                    88425
Wal-Mart Stores                COM              931142103     4906   104500 SH       SOLE                   104500
Washington Mutual              COM              939322103     2936    72700 SH       SOLE                    72700
Wells Fargo                    COM              949746101      320     9290 SH       SOLE                     9290
Werner Industries              COM              950755108      967    53200 SH       SOLE                    53200
Zimmer Holdings                COM              98956p102     6786    79450 SH       SOLE                    79450
Lexington Realty Tr            COM              529043101     3591   169927 SH       SOLE                   169927
Bank of NY 6.875%              PRD              09656g201     2004    79100 SH       SOLE                    79100
DDR Class F  8.60%             PRD              251591871      319    12750 SH       SOLE                    12750
FPC Capital I 7.10%            PRD              302552203      740    29300 SH       SOLE                    29300
Harris Pref 7.375%             PRD              414567206     1773    70200 SH       SOLE                    70200
Highwoods Prop 8.0%            PRD              431284306     2080    82358 SH       SOLE                    82358
MBNA Corp.  8.10%              PRD              55270b201      300    11500 SH       SOLE                    11500
Repsol 7.45%                   PRD              G7513k103     2291    90300 SH       SOLE                    90300
Ryl Bk Scotland 7.25%          PRD              780097879     2500    97100 SH       SOLE                    97100